SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2026
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 31. SUBSEQUENT EVENTS

On July 1, 2026, the board of directors of the Company approved a 1-for-200 share consolidation of the Company’s Class A Ordinary Shares (the “2026 Reverse Stock Split”), pursuant to the authority granted by the Company’s shareholders at the annual general meeting held on February 13, 2026 (the “2026 AGM”), which became effective on August 18, 2026 and reflected on the Nasdaq Capital Market as of the open of business on that date.

All Class A Ordinary Share and per-share amounts in this annual report, including the consolidated financial statements and the notes thereto, have been retroactively adjusted to give effect to the 2026 Reverse Stock Split unless otherwise indicated. The 2026 Reverse Stock Split affected only the Class A Ordinary Shares; the number of issued and outstanding Class B Ordinary Shares was not affected. No fractional Class A Ordinary Shares were issued in connection with the 2026 Reverse Stock Split, and any fractional share resulting from the consolidation was rounded up to the nearest whole Class A Ordinary Share.

Pursuant to the At‑The‑Market Issuance Sales Agreement dated July 28, 2026 with Pacific Century Securities LLC and the Company’s effective Form F‑3 shelf registration statement (Registration No. 333‑292540), as of the date of this report, the Company sold an aggregate of 1,848,443 Class A Ordinary Shares through the sales agent for total gross proceeds of $8,732,665 (calculated on a post 2026 Reverse Stock Split basis). Proceeds from the offering are intended for general corporate purposes, including working capital, operating expenses, capital expenditures, potential acquisitions, business‑development activities and other strategic initiatives consistent with the Company’s growth plans.

On September 16, 2026, the Company regained compliance with Nasdaq’s minimum bid price listing rule. The Company previously received a Nasdaq notice dated May 4, 2026, advising that it failed to maintain the minimum $1.00 bid price requirement. From September 1, 2026 to September 15, 2026, the closing bid price of the Company’s Class A ordinary shares was at or above $1.00 for ten consecutive business days.